Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of non-controlling interests [line items]
Revenue	$ 15,190	[1]	$ 12,731	$ 25,188
Net Profit (Loss)	(115,212)	[1]	(88,333)	(103,683)
Net Profit (Loss) attributable to NCI	(13,121)	[1]	(9,640)	(4,315)
Other comprehensive income	(6,000)		(19,122)	22,997
Total comprehensive income	(121,212)		(107,455)	(80,686)
Total comprehensive income attributable to NCI	(12,856)		(10,330)	$ (4,723)
Current assets	391,520	[1]	487,641		$ 485,502
Non-current assets	75,949	[1]	13,199		49,460
Current liabilities	62,604	[1]	46,869		49,910
Non-current liabilities	49,395	[1]	3,699		$ 34,779
Calyxt Inc. [member]
Disclosure of non-controlling interests [line items]
Revenue	7,294		236
Net Profit (Loss)	(40,142)		(28,517)
Net Profit (Loss) attributable to NCI	(13,121)		(9,640)
Other comprehensive income	(1,237)		(5,373)
Total comprehensive income	(41,378)		(33,891)
Total comprehensive income attributable to NCI	(12,856)		(10,330)
Current assets	63,528		97,735
Non-current assets	22,518		4,539
Current liabilities	6,642		5,460
Non-current liabilities	15,121		826
Net assets	64,283		95,987
Net assets attributable to NCI	$ 19,973		$ 29,257

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.